COMPREHENSIVE LOSS (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010		Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
COMPREHENSIVE LOSS [Abstract]
Net (loss) income	$ (3,673)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[1]	$ (19,632)	$ (6,394)	$ (409)	$ 54,102	[2]	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Currency translation	968		(2,603)									939	(1,620)	(691)	1,639	4,709
Comprehensive (loss) income	$ (2,705)		$ (3,061)									$ (23,110)	$ (70,907)	$ (91,798)	$ 28,566	$ (70,885)

[1]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net income for the quarter ended April 3, 2010 includes an approximate $98.2 million gain on extinguishment of debt. See Note 4 for description of gain on debt extinguishment.